Condensed Consolidated Statements of Cash Flows (Q2) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities:
Net loss	$ (18,226)	$ (19,136)
Adjustments to reconcile net loss to net cash used in operating activities:
Net amortization of premiums (accretion of discounts) on marketable securities	(1)	(7)
Depreciation and amortization expense	97	375
Non-cash lease expense	1,967	2,518
Stock/equity-based compensation expense	2,276	2,666
Other non-cash expense	0	55
Non-cash interest expense	36	284
Loss (gain) on debt extinguishment	200	(1,134)
Impairment of right-of-use asset	3,901	0
Loss on sale of property and equipment	20	63
Changes in operating assets and liabilities:
Accounts receivable	(5,000)
Prepaid expenses and other current assets	(668)	(164)
Deposits	366
Operating lease liabilities	(2,076)	(2,157)
Accounts payable	(240)	(5,573)
Accrued expenses and other current liabilities	(3,090)	(4,047)
Deferred revenue	(2,680)	(5,646)
Net cash used in operating activities	(13,118)	(31,903)
Cash flows from investing activities:
Purchases of marketable securities	0	(9,869)
Proceeds from sales and maturities of marketable securities	1,400	6,075
Purchases of property and equipment	(53)	(90)
Proceeds from sale of property and equipment	263
Net cash provided by (used in) investing activities	1,610	(3,884)
Cash flows from financing activities:
Proceeds from at the market offering	383	1,313
Proceeds from exercise of stock options	0	57
Proceeds from issuance of short-term borrowings	1,742
Payments of principal portion of long-term debt	(929)
Payments of final payoff of long term debt	(11,803)
Payments of debt issuance costs related to long-term debt	0	(103)
Payments of short-term borrowings	(1,164)
Payments of finance lease obligations	(27)	(108)
Net cash provided by (used in) financing activities	(11,798)	1,159
Net (decrease) increase in cash, cash equivalents and restricted cash	(23,306)	(34,628)
Cash, cash equivalents and restricted cash at beginning of period	36,030	82,885
Cash, cash equivalents and restricted cash at end of period	12,724	48,257
Supplemental cash flow information:
Cash paid for interest	$ 400	$ 660